SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES
Computer equipment	2 years
Leasehold improvements	5 years